Payments, by Government - BRAZIL - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Royalties	Fees	Infrastructure	Total Payments
Federal Government of Brazil, National Mining Agency
Total		$ 13,941,000	$ 367,000		$ 14,308,000
Municipal Government of Tucuma, City Hall
Total			782,000	$ 1,981,000	2,763,000
State Government of Para, State Treasury Department
Total		1,058,000			1,058,000
Municipal Government of Nova Xavantina, City Hall
Total				$ 256,000	256,000
State Government of Mato Grosso, State Treasury Department
Total		$ 794,000			794,000
Federal Government of Brazil, Ministry of Finance
Total	$ 18,166,000				18,166,000
Federal Government of Brazil, National Water Agency
Total			$ 72,000		$ 72,000